Supplemental information on oil and gas producing activities - Additional Information (Details) $ in Millions, $ in Millions			12 Months Ended
	Jul. 17, 2019 USD ($)	Nov. 12, 2017	Dec. 31, 2019 COP ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Exploration For And Evaluation Of Mineral Resources [Line Items]
Provisions for asset retirement obligations included in cost capitalized to natural and enviromental properties			$ 2,260,113	$ 1,076,116	$ 598,125
Expense related to the asset retirement obligations			198,394	187,340	380,810
Depreciation, depletion and amortization related to asset retirement obligations			$ 272,147	$ 180,193	$ 179,601
Percentage of transferred crude oil and gas production based on value to intercompany units			21.60%	22.90%	20.10%
Percentage of transferred crude oil and gas production based on volume to intercompany units			51.50%	51.80%	48.40%
Interest Rate On Acquisition	10.00%
Proportion of ownership interest in joint operation			98.00%
Ecopetrol Oleo e Gas do Brasil Ltda. [Member]
Exploration For And Evaluation Of Mineral Resources [Line Items]
Cash transferred	$ 85
Shell and Chevron [Member]
Exploration For And Evaluation Of Mineral Resources [Line Items]
Proportion of ownership interest in joint operation	45.00%
K2 oil field [Member] | MCX Exploration USA LLC [Member]
Exploration For And Evaluation Of Mineral Resources [Line Items]
Percentage of interest in product acquired		11.60%
K2 oil field [Member] | MCX Exploration USA LLC [Member] | Bottom of range [member]
Exploration For And Evaluation Of Mineral Resources [Line Items]
Proportion of ownership interest in associate		9.20%
K2 oil field [Member] | MCX Exploration USA LLC [Member] | Top of range [member]
Exploration For And Evaluation Of Mineral Resources [Line Items]
Proportion of ownership interest in associate		20.80%